PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT
Depreciation expense	$ 160,641	$ 263,683	$ 480,344	$ 781,050	$ 1,054,702	$ 591,069
Estimated useful life						20 years